As filed with the Securities and Exchange Commission
December 27, 1995

Securities Act of 1933    File No. 2-80886
Investment Company Act of 1940   File No. 811-3626


SECURITIES   AND   EXCHANGE   COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION   STATEMENT   UNDER  THE   SECURITIES   ACT   OF
1933

Post-Effective Amendment No. 33
and/or
REGISTRATION   STATEMENT   UNDER   THE
INVESTMENT   COMPANY   ACT   OF  1940
Amendment No. 29
(Check box or boxes)


CITIZENS INVESTMENT TRUST
(Exact name of registrant as specified in charter)

One Harbour Place
Suite 525
Portsmouth, N.H.  03801

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Codes:   (603)
436-5152

Sophia Collier
One Harbour Place
Suite 525
Portsmouth, N.H.  03801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

      x immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b)
         75 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of
1940, the
Registrant has previously registered an indefinite number of securities under the Securities Act of 1933. The Notice required by Rule 24f-2 was filed by the Registrant for its most recent fiscal year on August 28, 1995.












CITIZENS INVESTMENT TRUST
CROSS  INDEX  PAGE
Working Assets Money Market, Citizens Income, Citizens Index,
Citizens
Emerging Growth, Citizens Global Equity

Part A	INFORMATION  REQUIRED  IN  A  PROSPECTUS

ITEM/REFERENCE/ Page

Item 1./Cover Page/Cover Page
Item 2./Synopsis; Fee Information/ Cover Page; Fee
Information/ 1;2
Item 3./Condensed Financial Information/Condensed Financial Information; Financial Highlights/ 3;4
Item 4./General Description of Registrant/Organization and Management of the Trust/15
Item 5./Management of the Fund/Organization and Management of the Trust/ 15
Item 6./Capital Stock and other Securities/How to Purchase and Redeem Shares; Dividends, Distributions,and Taxes/ 8;21
Item 7./Purchase of Securities Being Offered/How to Purchase and Redeem Shares/18
Item 8./Redemption or Repurchase/How to Purchase and Redeem
Shares/18
Item 9./Legal Proceedings/None


Part B	INFORMATION  REQUIRED  IN  A STATEMENT  OF
ADDITIONAL INFORMATION

Item 10./Cover Page/Cover Page
Item 11./Table of Contents/Table of Contents/Cover Page
Item 12./General Information & History/The Fund/1
Item 13./Investment Objectives & Policies/Investment Objectives and Policies; Other Investment Techniques/1;5
Item 14./Management of the Registrant/Trustees and Officers; Add'l Information Regarding Citizens Adviser/16;18
Item 15./Control Persons & Principal Holders of Securities/Add'l Information Regarding Citizens Adviser/18
Item 16./Investment Advisory & Other Services/Investment Advisory & Other Services /19
Item 17./Brokerage Allocation & Other Practices/Turnover and Portfolio Transactions/7
Item 18./Capital Stock & Other Securities/The Value of Our
Shares/8
Item 19./Purchase, Redemption & Pricing of Securities Being Offered/ Additional Redemption Information/16
Item 20./Tax Status/Federal Taxes/14
Item 21./Underwriters/Investment Advisory and Other
Services/19
Item 22./Calculation of Yield Quotations of Money Market Funds/About Our Yield and Total Return/9
Item 23./Financial Statements/Financial Statements/22





CITIZENS INVESTMENT TRUST
CROSS  INDEX  PAGE
Muir California Tax-Free Income Portfolio

Part A	INFORMATION  REQUIRED  IN  A  PROSPECTUS

ITEM	/ REFERENCE/ Page

Item 1. /Cover Page/ Cover Page
Item 2. /Synopsis; Fee Information/ Cover Page; Fee
Information/ 1;2
Item 3. /Condensed Financial Information/Condensed Financial Information; Financial Highlights/ 3;4
Item 4. /General Description of Registrant/ Organization and Management of the Trust /9
Item 5. /Management of the Fund /Organization and Management of the Trust /9
Item 6. /Capital Stock and other Securities/ How to Purchase and Redeem Shares; Dividends, Distributions, and Taxes /13;17
Item 7./ Purchase of Securities Being Offered /How to Purchase and Redeem Shares/ 13
Item 8. /Redemption or Repurchase /How to Purchase and Redeem
Shares/13
Item 9. /Legal Proceedings/None

Part B	INFORMATION  REQUIRED  IN  A STATEMENT  OF
ADDITIONAL
INFORMATION

Item 10. /Cover Page /Cover Page
Item 11. /Table of Contents/Table of Contents /Cover Page
Item 12. /General Information & History/ The Fund/2
Item 13. /Investment Objectives & Policies/ Investment
Objectives and Policies/2
Item 14. /Management of the Registrant /Trustees and
Officers; Management of
the Fund /20;21
Item 15. /Control Persons & Principal Holders of Securities /Management of the Fund /21
Item 16. /Investment Advisory & Other Services /Management of
the Fund /21
Item 17. /Brokerage Allocation & Other Practices /Execution of Portfolio Transactions /23
Item 18. /Capital Stock & Other Securities /Determination of
Share Price/	24
Item 19. /Purchase, Redemption & Pricing of Securities Being Offered/ Additional Purchase and Redemption Information/23
Item 20. /Tax Status/ Tax Information /9
Item 21. /Underwriters /Principal Underwriter /24
Item 22 /Calculation of Yield Quotations of Money market
Funds /	None
Item 23. /Financial Statements /Financial Statements /28




PART A
STICKER



Supplement dated: December 27, 1995
to Prospectus dated: September 30, 1995

All Citizens Trust Portfolios Eliminate $12 Annual Account
Fee.

Consistent with our continual efforts to improve service and value to shareholders, we are no longer imposing a $12 annual account fee on any of the Fund's portfolios. This means that all references to the $12 annual account fee in this prospectus are no longer applicable.

The changes are as follows:

Page 2: delete section Annual Account Fee.

Page 2: Fee Information:
New text:		Money			  Emerging	Global
  			Market  Income	Index   Growth		Equity
Maintenance Fee
(annual):	 	None	   None    None    None         None

Page 2: Annual Portfolio Operating Expenses
New text: 	   Money	 		 	Emerging	Global
 			  Market Income  Index	Growth	Equity
Management Fees  0.50%   0.65%   0.70%   1.00%	1.00%
Distribution Expense
(12b-1 fee) 	  0.20%   0.35%   0.25%   0.35%	0.35%
Other Expenses	  0.51%   0.35%   0.80%   0.55%	1.15%
   Total Portfolio
   Operating
   Expenses	  1.21%   1.35%   1.75%   1.90%	2.50%

Page 2:  Example:
New text:
You would have paid the following expenses on a $1,000
investment assuming a 5% annual return and redemption at the end of each period.
					1 Year 3 Years 5 Years 10 Years
Working Assets Money
 Market Portfolio  	 	$ 12	 $ 38	$ 66	   $ 147
Citizens Income Portfolio	$ 14	 $ 43	$ 74	   $ 162
Citizens Index Portfolio	$ 18	 $ 55	$ 95	   $ 206
Citizens Emerging Growth
Portfolio				$ 19	 $ 60	$ 103   $ 222
Citizens Global Equity
 Portfolio			$ 25	$ 78	     $ 133   $ 284


Page 17
Delete the paragraph Annual Account Maintenance Fee






PART A
STICKER




Supplement dated: December 27, 1995
to Prospectus dated: September 30, 1995

All Citizens Trust Portfolios Eliminate $12 Annual Account
Fee.

Consistent with our continual efforts to improve service and value to shareholders, we are no longer imposing a $12 annual account fee on any ofthe Fund's portfolios. This means that all references to the $12 annual account fee in this prospectus are no longer applicable.

The changes are as follows:

Page 2: delete section Fee Information.

Page 2: Expense table:
New text:  Maintenance Fee (annual): None

Page 2:  Example:
New text:
You would have paid the following expenses on a $1,000
investment assuming
a 5% annual return and redemption at the end of each period.
			1 Year     3 Years	5 Years     10 Years
Muir California Tax-Free Income
Portfolio		$ 13	      $ 40	 $ 69       $ 151

Page 11
Delete the paragraph Annual Account Maintenance Fee











CITIZENS INVESTMENT TRUST

PART C
OTHER INFORMATION


Item 24: Financial Statements and Exhibits

(A)	Audited Financial Statements:   the following audited
Financial statements are incorporated by reference to the Registrant's Annual Report to shareholders for the period ended June 30, 1995: material currently on file

	Statement of Investments - June 30, 1995
	Statement of Assets and Liabilities - June 30, 1995
	Statement of Operations for the year ended June 30, 1995
	Statement of Changes in Net Assets for the year ended
June 30, 1995
	Selected per Share Data and Ratios from Inception through June 30, 1995
	Notes to Financial Statements:  June 30, 1995
	Auditors Report:  June 30, 1995


(B)	Exhibits
	(1)	declaration of trust : material currently on file:
material currently on file
	(2)	by-laws:  material currently on file
	(3)	not applicable
	(4)	not applicable
	(5)	management agreement:  material currently on file
	(6)	distribution agreement:  material currently on file
	(7)	not applicable
	(8)	custodian agreement:  material currently on file
	(9)	other material contracts:
		a)  administrative agreement:  material currently
on file
	(10)	opinion and consent of counsel as to the legality
of the securities being registered:  material currently on
file
	(11)	consent of independent certified public accountants
as to use of their report: material currently on file
	(12)	not applicable
	(13)	copies of written assurance from initial
stockholders:	material currently on file
	(14)	copies of model plan used in establishment of
retirement plan: material currently on file
	(15)	Rule 12b-1 distribution plan:  material currently
on file
	(16)	Schedule for computation of each performance
quotation provided in the registration Statement (in response to Item 22): provided in Statement of Additional Information

Item 25:	Persons controlled by or under Common control with
Registrant:  None
Item 26:	Number of holders of securities as of November 30,
1995:

	Title					Number of Record Holders

Working Assets Money Market Portfolio			  9,983
Citizens Income Portfolio						  2,295
Citizens Emerging Growth Portfolio				  2,626
Citizens Global Equity Portfolio				  1,911
Muir California Tax-Free Income Portfolio		  1,008
Citizens Index Portfolio						 11,129
E-Fund								  		74

Item 27  Indemnification.
		Article VII, Section 12 of the Agreement and
Declaration of Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believe her/his conduct to be in the best interest of the Trust. Indemnification will not be provided in certain circumstances, however, including instance of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and ExchangeCommission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28  Business and Other Connections of Investment
Adviser.   Citizens Securities, Inc, 111 Pine Street, San
Francisco, California 94111, and One Harbour Place, Portsmouth, New Hampshire 03801, a registered broker/dealer and principal underwriter for Citizens Invesment Trust ("Registrant"). It is a wholly owned subsidiary of Citizens Advisers, Inc., the Investment Adviser, a California Corporation. The officers and directors of Citizens Securities having other business of a substantial nature are as follows:

Name and Principal
Business Address			Nature of Other Business

Sophia Collier			President and Director
One Harbour Place, Suite 525	of Registrant
Portsmouth, N.H.  03801

Item 29:  Principal Underwriters
	(A)  Not Applicable
	(B)

								Positions and
Name and Principal	Positions and Offices	Offices with
Business Address    	with Underwriter     	Registrant

Sophia Collier		President and Director of	President and
See Item 28			underwriter			Director

           (C)    Not Applicable

Item 30 Location of Accounts and Records: The account, books, or other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are kept by the Registrants Transfer and Dividend Distributing
Agent, Norwest Bank Minnesota, N.A., Mutual Fund Services -
Transfer Agent, PFPC, Inc., 400 Bellevue Pkwy., Wilmington,
DE  19809.

Item 31 Management Services:  Not applicable

Item 32 Undertakings: If the information called for by item 5A of the Form N-1A is contained in the latest Annual Report to shareholders, the Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





SIGNATURES



	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portsmouth, and State of New Hampshire, on the 17th day of July, 1995.


					CITIZENS TRUST

					By: /s/  	Sophia Collier	*

					 	Sophia Collier, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/  	Sophia Collier	*

	Trustee
	Sophia Collier		President and	December 28, 1995
					Principal Executive
					Principal Accounting Officer
					Principal Financial Officer


/s/   William Glenn	*
------------------------------------------- Trustee
	December 28, 1995
     (William Glenn)


/s/   Ada Sanchez
------------------------------------------- Trustee
	December 28, 1995
    (Ada Sanchez)


/s/   J.D. Nelson	*
------------------------------------------- Trustee
	December 28, 1995
    (J.D. Nelson)


/s/   Azie Taylor Morton	*
------------------------------------------- Trustee
	December 28, 1995
    (Azie Taylor Morton)


/s/   Juliana Eades		*
------------------------------------------- Trustee
	December 28, 1995
    (Juliana Eades)


/s/   Wilma Mankiller
------------------------------------------- Trustee
	December 28, 1995
    (Wilma Mankiller)


/s/   Jeffrey Ken Mori		*
------------------------------------------- Trustee
	December 28, 1995
    (Jeffrey Key Mori)




*  By  Sophia Collier    Attorney in Fact __/s/  	Sophia
Collier	*


	See Power of Attorney dated May 15, 1992, filed with the commission on May 15, 1992 as part of Citizens Trust Post
Effective Amendment #12.

	See Power of Attorney dated November 12, 1992, filed with the commission on November 12, 1992 as part of Citizens
Trust Post Effective Amendment #14.